Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 768,682	$ 211,430
Cash equivalents	49,484	335,097
Total cash and cash equivalents	$ 818,166	$ 546,527	$ 696,089